UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Bond

Fund

Semiannual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Actual	$ 1,000.00	$ 1,010.80	$ 1.25
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.55	$ 1.25

* Expenses are equal to the Fund's annualized expense ratio of .25%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five States as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	17.1	15.0
California	15.1	13.9
Illinois	11.8	10.1
New York	10.0	10.6
Massachusetts	4.2	4.2
Top Five Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.5	40.9
Escrowed/Pre-Refunded	13.3	13.0
Health Care	11.1	8.5
Special Tax	9.9	10.2
Electric Utilities	8.7	9.4
Weighted Average Maturity as of July 31, 2007
		6 months ago
Years	6.9	6.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of July 31, 2007
6 months ago
Years	7.0	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2007	As of January 31, 2007
AAA 62.1%	AAA 63.5%
AA,A 28.2%	AA,A 26.1%
BBB 4.4%	BBB 5.0%
BB and Below 1.2%	BB and Below 0.9%
Not Rated 2.7%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Semiannual Report

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount	Value
Alabama - 0.5%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (Pre-Refunded to 1/1/13 @ 100) (f)	$ 1,905,000	$ 2,005,317
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A, 5% 12/1/13	1,000,000	1,020,580
		3,025,897
Arizona - 2.7%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,304,984
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series A, 5% 1/1/21	1,000,000	1,027,930
Series B, 4.4012% 1/1/37 (d)	1,000,000	996,040
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	732,180
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 5% 4/1/12	1,000,000	1,024,560
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
5% 7/1/16	1,000,000	1,037,080
5% 7/1/17	1,495,000	1,548,132
5% 7/1/18	1,695,000	1,751,138
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	4,250,000	4,407,165
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (Aca Finl. Guaranty Corp. Insured)	1,335,000	1,392,485
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,338,109
		17,559,803
Arkansas - 0.2%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (f)	1,415,000	1,165,974
California - 15.1%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,148,184
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/11 (FSA Insured)	2,140,000	2,252,564
5.5% 5/1/15 (AMBAC Insured)	600,000	646,440
6% 5/1/14 (MBIA Insured)	1,500,000	1,655,160
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery Series A:
5% 7/1/15 (MBIA Insured)	$ 1,000,000	$ 1,063,550
5.25% 7/1/13	1,000,000	1,071,710
5.25% 7/1/13 (MBIA Insured)	1,600,000	1,719,104
5.25% 7/1/14 (FGIC Insured)	400,000	432,676
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	15,000	15,713
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	25,000	26,476
5% 2/1/11	1,000,000	1,039,250
5% 12/1/11 (MBIA Insured)	2,000,000	2,100,540
5% 9/1/12	1,000,000	1,051,610
5% 10/1/12	4,400,000	4,630,384
5% 3/1/15	1,000,000	1,060,090
5% 8/1/20	5,900,000	6,186,327
5% 3/1/26	1,000,000	1,033,060
5% 6/1/26	1,385,000	1,427,409
5% 6/1/27 (AMBAC Insured)	500,000	518,270
5% 9/1/27	1,200,000	1,239,744
5% 2/1/31 (MBIA Insured)	500,000	514,010
5% 3/1/31	1,700,000	1,744,047
5% 9/1/31	1,200,000	1,232,556
5% 12/1/31 (MBIA Insured)	600,000	618,498
5% 9/1/32	1,400,000	1,436,946
5% 8/1/33	1,100,000	1,125,234
5% 9/1/33	3,000,000	3,076,920
5% 8/1/35	2,100,000	2,145,780
5% 9/1/35	3,200,000	3,276,800
5.125% 11/1/24	400,000	416,988
5.25% 2/1/15	1,240,000	1,327,346
5.25% 2/1/16	500,000	533,570
5.25% 2/1/27 (MBIA Insured)	400,000	418,220
5.25% 2/1/28	500,000	522,985
5.25% 2/1/33	1,200,000	1,243,380
5.25% 12/1/33	35,000	36,526
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	1,300,000	1,405,976
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	528,510
5.5% 4/1/30	5,000	5,356
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	$ 85,000	$ 93,167
5.5% 11/1/33	2,300,000	2,449,592
6.6% 2/1/10	2,215,000	2,362,364
6.75% 8/1/10	500,000	541,670
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,160,000	2,276,186
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,249,908
(Univ. of California Research Proj.) Series E, 5.25% 10/1/19	2,000,000	2,147,200
Series 2005 H, 5% 6/1/18	1,000,000	1,042,000
Series 2005 K, 5% 11/1/16	1,300,000	1,368,978
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,065,290
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	1,005,980
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	300,000	295,311
(Kaiser Permanente Health Sys. Proj.) Series B, 4.3712% 4/1/36 (d)	2,500,000	2,468,050
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	202,892
5% 1/15/16 (MBIA Insured)	200,000	207,384
5.75% 1/15/40	300,000	311,763
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	1,000,000	1,146,660
Series A, 5% 6/1/45	5,200,000	5,226,624
Series A1, 5% 6/1/33	400,000	373,104
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	1,300,000	1,346,319
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	512,335
Los Angeles Unified School District Series H, 5% 7/1/18 (FSA Insured) (c)	3,500,000	3,730,090
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/31 (MBIA Insured)	$ 1,500,000	$ 1,551,840
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,277,008
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	775,224
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	1,650,000	1,712,123
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,066,430
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,034,990
Regents of the Univ. of California Rev. Series K, 5% 5/15/18 (MBIA Insured)	2,000,000	2,136,080
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (Pre-Refunded to 7/1/13 @ 100) (f)	1,000,000	1,063,510
Washington Township Health Care District Rev. Series A:
5% 7/1/16	535,000	552,061
5% 7/1/37	1,750,000	1,741,845
Yuba City Unified School District 0% 9/1/22 (FGIC Insured)	1,000,000	508,200
		96,770,087
Colorado - 2.3%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,371,305
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,830,518
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	6,000,000	3,057,780
Colorado Health Facilities Auth. Rev. (Volunteers of America Care Proj.) Series A:
5% 7/1/09	585,000	586,767
5% 7/1/13	710,000	704,242
5.3% 7/1/37	300,000	291,657
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,886,544
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (f)	1,020,000	514,896
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (f)	1,000,000	643,230
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/09	$ 1,220,000	$ 1,237,836
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (f)	1,000,000	1,074,220
Series B:
0% 9/1/13 (MBIA Insured)	1,415,000	1,100,431
0% 9/1/20 (MBIA Insured)	1,400,000	770,392
		15,069,818
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,675,520
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	815,870
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	209,072
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	1,100,000	1,200,100
		3,900,562
Florida - 3.1%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,037,970
Broward County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,061,210
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	532,285
Florida Board of Ed. Lottery Rev. Series B, 5% 7/1/20 (FGIC Insured)	1,965,000	2,043,757
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	100,000	102,818
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/16	800,000	826,232
Series G:
5% 11/15/16	100,000	103,600
5.125% 11/15/18	1,000,000	1,036,940
Series I, 5%, tender 11/16/09 (d)	1,000,000	1,017,640
3.95%, tender 9/1/12 (d)	1,500,000	1,471,545
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	$ 3,000,000	$ 3,000,000
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,741,174
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,650,000	1,685,739
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (c)	1,500,000	1,549,245
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,200,000	2,264,988
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	211,496
		19,686,639
Georgia - 1.3%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,700,000	1,755,114
5% 11/1/43 (FSA Insured)	1,280,000	1,315,123
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,575,615
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	4,120,000	2,162,464
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,595,000	837,168
Valdosta & Lowndes County Hosp. 5% 10/1/24	1,000,000	1,021,520
		8,667,004
Illinois - 11.8%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (Pre-Refunded to 1/1/12 @ 100) (f)	3,000,000	3,180,120
Boone & Winnebago County Cmnty. Unit School District 200 0% 1/1/20 (FGIC Insured)	1,065,000	607,114
Chicago Board of Ed. (Westinghouse High School Proj.) Series C, 5.25% 12/1/19 (Pre-Refunded to 12/1/15 @ 100) (f)	1,000,000	1,087,740
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,750,000	608,440
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,080,000	1,101,308
Series 2004 A:
5% 1/1/34 (FSA Insured)	3,700,000	3,801,898
5.25% 1/1/29 (FSA Insured)	1,200,000	1,259,124
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (f)	1,000,000	1,036,490
5.25% 1/1/33 (MBIA Insured)	130,000	134,592
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Motor Fuel Tax Rev.:
Series A, 5% 1/1/33 (AMBAC Insured)	$ 2,000,000	$ 2,045,060
6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,032,030
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,000,000	1,049,340
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (f)	1,495,000	1,568,659
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured) (c)	1,000,000	1,062,750
5.25% 11/15/26 (MBIA Insured)	300,000	318,411
Series C, 5% 11/15/25 (AMBAC Insured)	500,000	516,830
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,413,474
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,096,890
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	4,600,000	2,189,186
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,075,650
Illinois Edl. Facilities Auth. Revs.:
(DePaul Univ. Proj.) 5.65% 10/1/13 (Pre-Refunded to 10/1/07 @ 102) (f)	50,000	51,146
(Northwestern Univ. Proj.) 5% 12/1/38	500,000	510,565
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,506,888
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,236,993
Illinois Gen. Oblig.:
First Series, 5.375% 7/1/11 (MBIA Insured)	1,500,000	1,583,940
Series 2006, 5.5% 1/1/31	1,000,000	1,158,100
5.5% 4/1/17 (MBIA Insured)	400,000	415,492
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,035,150
5.6% 4/1/21 (MBIA Insured)	400,000	415,672
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,882,682
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	1,200,000	1,266,468
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Sales Tax Rev.: - continued
5% 6/15/30 (FSA Insured)	$ 3,000,000	$ 3,104,310
6% 6/15/20	300,000	316,083
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,200,000	7,466,970
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	665,192
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,260,000	1,304,314
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (f)	1,000,000	1,065,060
Kane, McHenry, Cook & DeKalb Counties Unit School District #300, Carpentersville:
0% 12/1/17 (AMBAC Insured)	1,000,000	636,660
6.5% 1/1/20 (AMBAC Insured)	900,000	1,087,884
Lake County Forest Preservation District Series 2007 A, 3.941% 12/15/13 (d)	1,000,000	1,000,000
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,086,420
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured) (c)	1,000,000	1,060,870
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,510,460
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,759,630
0% 6/15/16 (FGIC Insured)	1,000,000	682,790
0% 12/15/16 (MBIA Insured)	1,935,000	1,291,883
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (f)	5,000,000	4,469,650
Quincy Hosp. Rev. 5% 11/15/14	1,015,000	1,042,344
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	1,190,000	760,398
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/18 (FSA Insured)	1,830,000	1,110,737
Winnebago County School District No. 122 Harlem-Loves Park Rev. 0% 1/1/15 (FSA Insured)	2,880,000	2,104,214
		75,774,071
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 4.0%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	$ 2,875,000	$ 3,238,918
Carlisle-Sullivan Independent School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,000,000	1,048,730
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (f)	685,000	730,806
Crown Point Multi-School Bldg. Corp. 5% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,225,000	1,310,272
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,608,113
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,711,053
Hamilton Southeastern Consolidated School Bldg. Corp. 5.5% 1/15/19 (Pre-Refunded to 7/15/11 @ 100) (f)	1,075,000	1,141,424
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,048,090
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	1,500,000	1,815,525
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/09	1,175,000	1,194,211
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	650,110
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,105,711
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,734,353
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,172,350
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (Pre-Refunded to 7/15/15 @ 100) (f)	1,000,000	1,086,510
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	500,000	504,525
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured) (c)	700,000	760,683
		25,861,384
Iowa - 0.6%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47	850,000	824,254
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	2,800,000	2,942,940
		3,767,194
Municipal Bonds - continued
	Principal Amount	Value
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	$ 1,000,000	$ 1,001,110
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	682,825
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	229,691
Lawrence Hosp. Rev.:
5.125% 7/1/14	520,000	545,080
5.25% 7/1/15	200,000	211,246
		2,669,952
Kentucky - 0.2%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	773,828
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	528,680
		1,302,508
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	591,353
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/18 (CIFG North America Insured)	900,000	944,442
5% 7/1/22 (CIFG North America Insured)	630,000	654,431
(Nineteenth Judicial District Court Proj.) 5.375% 6/1/32 (FGIC Insured)	1,500,000	1,598,310
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	858,701
		4,647,237
Maine - 0.6%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	2,725,000	2,895,231
5.25% 7/1/30 (FSA Insured)	1,000,000	1,056,240
		3,951,471
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	$ 2,000,000	$ 2,107,660
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,017,740
		3,125,400
Massachusetts - 4.2%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	1,000,000	1,048,200
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (f)	2,610,000	2,684,594
Series 2000 A, 5.75% 6/15/13	1,000,000	1,060,060
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (f)	1,100,000	1,172,809
Series 2005 A, 5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100) (f)	1,500,000	1,600,215
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (f)	100,000	107,258
Series A, 4.149% 5/1/37 (FGIC Insured) (d)	2,000,000	1,997,860
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	1,100,000	1,176,846
Series E:
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (f)	3,600,000	3,867,048
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (f)	400,000	429,672
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	1,900,000	1,841,100
5% 8/15/23 (FSA Insured)	3,000,000	3,147,570
5% 8/15/30 (FSA Insured)	2,500,000	2,600,550
5% 8/15/37 (AMBAC Insured)	1,900,000	1,979,116
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,132,922
		26,845,820
Michigan - 1.8%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (Pre-Refunded to 3/1/10 @ 100) (f)	20,000	20,948
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (f)	375,000	388,496
Detroit Swr. Disp. Rev.:
Series A, 5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (f)	75,000	79,200
Series B, 5% 7/1/36 (FGIC Insured)	2,300,000	2,375,049
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/15 (MBIA Insured)	$ 1,000,000	$ 1,081,910
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,458,933
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,177,154
Michigan Hosp. Fin. Auth. Rev. (Sparrow Hosp. Proj.) 5% 11/15/15	1,390,000	1,438,497
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,045,240
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,637,402
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (f)	110,000	113,048
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,044,960
		11,860,837
Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. 5.25% 5/1/28	1,000,000	1,026,780
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,305,720
North Saint Paul-Maplewood-Oakdale Independent School District 622 5% 8/1/18 (FSA Insured)	1,300,000	1,385,982
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/36	1,000,000	1,004,290
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	719,376
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	1,000,000	1,039,270
		7,481,418
Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,542,930
Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) 5% 6/1/10	1,050,000	1,066,800
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,047,770
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,200,000	1,249,500
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	$ 500,000	$ 529,595
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	959,693
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	797,283
		5,650,641
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	700,000	713,013
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,035,720
		1,748,733
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 4.091% 12/1/17 (d)	1,000,000	980,030
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	405,920
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	2,000,000	2,055,780
5% 2/1/46	2,000,000	2,042,220
		5,483,950
Nevada - 0.5%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	1,000,000	1,041,350
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (f)	250,000	263,110
Series F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,054,250
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	528,955
		2,887,665
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,064,510
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 1.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 600,000	$ 672,042
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	600,000	626,178
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,064,170
5.25% 3/1/23	1,000,000	1,062,180
5.25% 3/1/25	800,000	848,144
5.25% 3/1/26	600,000	633,726
New Jersey Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/08 @ 100) (f)	550,000	553,064
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (f)	2,355,000	2,498,773
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (f)	1,430,000	1,599,312
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	500,000	521,350
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,072
		10,518,011
New York - 10.0%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (c)	500,000	526,975
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (FSA Insured)	600,000	655,302
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,547,840
5.75% 5/1/24 (FSA Insured)	2,225,000	2,442,004
5.75% 5/1/26 (FSA Insured)	525,000	574,586
(City of Buffalo Proj.) Series 2003, 5.75% 5/1/21 (FSA Insured)	500,000	538,780
Hudson Yards Infrastructure Corp. Series A:
5% 2/15/47	2,300,000	2,348,944
5% 2/15/47 (FGIC Insured)	1,700,000	1,754,621
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,041,210
Series C, 5% 9/1/35	1,000,000	1,027,880
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1992 B, 6.1% 7/1/09 (Escrowed to Maturity) (f)	25,000	26,115
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2005 G:
5% 8/1/15	$ 2,800,000	$ 2,974,216
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,158,020
Series F-1, 5% 9/1/25	3,000,000	3,112,890
Series J, 5.5% 6/1/19	800,000	857,488
Subseries 2005 F1, 5.25% 9/1/14	700,000	752,115
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) 5% 1/1/22 (AMBAC Insured)	1,000,000	1,057,640
(Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	1,043,710
5% 3/1/36 (MBIA Insured)	600,000	623,946
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	207,344
Series 2005 D, 5% 6/15/37	300,000	309,228
Series D, 5% 6/15/38	2,500,000	2,575,225
Series E, 5% 6/15/34	1,200,000	1,229,952
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,037,000
Series A:
5.5% 11/1/26 (b)	1,000,000	1,061,970
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	5,000	5,291
6% 11/1/28 (b)	3,000,000	3,237,960
Series B:
5% 8/1/32	4,200,000	4,327,050
5.25% 2/1/29 (b)	1,605,000	1,675,139
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,068,680
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/14	1,000,000	1,016,310
5% 7/1/16	2,000,000	2,024,300
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	1,200,000	1,242,924
New York Metropolitan Trans. Auth. Rev. Series B, 5% 11/15/35 (MBIA Insured)	1,100,000	1,141,459
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,067,800
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,000,000	1,070,020
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	$ 935,000	$ 984,041
Tobacco Settlement Fing. Corp.:
Series A1:
5.5% 6/1/14	700,000	719,159
5.5% 6/1/15	500,000	520,105
5.5% 6/1/16	1,800,000	1,869,462
5.5% 6/1/17	500,000	525,440
Series C1:
5.5% 6/1/14	300,000	308,211
5.5% 6/1/15	1,085,000	1,128,628
5.5% 6/1/17	900,000	945,792
5.5% 6/1/18	1,100,000	1,168,255
5.5% 6/1/19	1,100,000	1,177,286
5.5% 6/1/21	4,060,000	4,332,223
5.5% 6/1/22	1,100,000	1,172,006
		64,212,542
North Carolina - 0.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,915,470
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,176,467
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	189,403
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	627,438
Series B, 6.125% 1/1/09	210,000	216,258
Series D, 5.375% 1/1/10	615,000	633,801
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,032,120
		5,790,957
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/21	1,065,000	1,075,192
Ohio - 1.4%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11 (c)	5,000,000	5,125,450
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,196,057
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,153,824
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District:
5.5% 12/1/17 (FSA Insured)	$ 35,000	$ 37,361
5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (f)	1,260,000	1,350,733
		8,863,425
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,086,820
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/17	1,205,000	1,259,008
		2,345,828
Oregon - 0.6%
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (f)	1,500,000	1,595,835
Oregon Gen. Oblig. Series A, 5% 8/1/28	1,400,000	1,452,654
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,118,930
		4,167,419
Pennsylvania - 1.6%
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,310,892
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,052,050
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,077,200
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	631,880
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	513,776
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,061,590
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	617,622
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	529,645
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	1,100,000	1,135,332
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,038,870
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (Pre-Refunded to 8/1/07 @ 102) (f)	35,000	35,700
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,385,550
		10,390,107
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.8%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	$ 1,400,000	$ 1,445,052
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,500,000	1,560,300
Puerto Rico Muni. Fin. Agcy. 5% 8/1/11	1,000,000	1,033,970
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	453,816
0% 8/1/54 (AMBAC Insured)	6,600,000	627,594
		5,120,732
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,058,710
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,504,667
		2,563,377
South Carolina - 2.2%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,915,264
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,623,294
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,047,620
Lexington County Health Svcs. District, Inc. Hosp. Rev. 5% 11/1/14	1,000,000	1,029,930
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16	1,000,000	1,058,780
5% 12/1/18	1,880,000	1,969,826
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/18	1,765,000	1,791,916
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,184,966
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	480,539
		14,102,135
Tennessee - 1.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,031,830
5% 12/15/15	2,525,000	2,608,527
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	$ 2,125,000	$ 2,312,723
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,509,612
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,700,000	1,726,163
		10,188,855
Texas - 17.1%
Abilene Independent School District 5% 2/15/13	2,145,000	2,254,845
Alamo Cmnty. College District 5% 8/15/18 (FGIC Insured)	1,750,000	1,859,218
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32 (c)	2,400,000	2,545,896
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	1,029,970
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,101,900
Austin Independent School District 5.25% 8/1/14	1,000,000	1,074,980
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured) (c)	1,715,000	1,802,654
5% 5/1/20 (XL Cap. Assurance, Inc. Insured) (c)	1,325,000	1,389,501
5.375% 5/1/19 (FSA Insured)	215,000	227,171
5.375% 5/1/19 (Pre-Refunded to 5/1/12 @ 100) (f)	1,425,000	1,516,414
Boerne Independent School District 5.25% 2/1/35	1,275,000	1,328,015
Comal Independent School District:
(School Bldg. Proj.) 5% 2/1/33	1,000,000	1,023,930
0% 2/1/16	2,235,000	1,544,251
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,185,690
Cotulla Independent School District 5.25% 2/15/37 (c)	2,170,000	2,286,399
Crowley Independent School District 5.25% 8/1/33	500,000	528,625
Dallas Area Rapid Transit Sales Tax Rev. 5% 12/1/36 (AMBAC Insured)	1,000,000	1,033,830
Denton Independent School District 5% 8/15/33	1,100,000	1,123,518
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,040,680
East Central Independent School District 5.625% 8/15/17 (g)	1,035,000	1,110,979
Freer Independent School District 5.25% 8/15/37 (c)	1,000,000	1,055,870
Garland Independent School District 5.5% 2/15/19	515,000	533,679
Granbury Independent School District 0% 8/1/19	1,000,000	582,280
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Grand Prairie Independent School District 3.05%, tender 8/1/07 (Liquidity Facility Dexia Cr. Local de France) (d)	$ 4,000,000	$ 4,000,000
Harris County Gen. Oblig.:
0% 10/1/13 (MBIA Insured)	2,000,000	1,553,760
5.375% 8/15/23 (Pre-Refunded to 8/15/12 @ 100) (f)	1,000,000	1,067,750
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) 5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (f)	1,235,000	1,338,481
Hidalgo County Gen. Oblig. 5.75% 8/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,535,000	1,642,972
Houston Arpt. Sys. Rev. Series B:
5.5% 7/1/19 (FSA Insured)	1,500,000	1,557,435
5.5% 7/1/30 (FSA Insured)	600,000	619,812
Kermit Independent School District 5.25% 12/15/32	600,000	636,474
La Joya Independent School District 5.75% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (f)	600,000	627,996
Lamar Consolidated Independent School District 5% 2/15/19	1,000,000	1,055,860
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32 (c)	1,000,000	1,055,540
Lewisville Independent School District:
0% 8/15/18	1,025,000	631,390
5.25% 8/15/27	265,000	273,758
5.25% 8/15/27 (Pre-Refunded to 8/15/10 @ 100) (f)	735,000	765,253
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,000,000	1,053,180
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	600,000	618,474
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/16 (FSA Insured)	1,260,000	1,332,009
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (f)	1,000,000	1,068,660
Magnolia Independent School District 5.25% 8/15/29 (FGIC Insured)	1,300,000	1,375,881
Mansfield Independent School District:
5.5% 2/15/17	15,000	15,924
5.5% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,635,000	1,744,120
McAllen Independent School District:
5% 2/15/15	2,000,000	2,120,940
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
McAllen Independent School District: - continued
5% 2/15/16	$ 2,610,000	$ 2,759,162
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,180,334
Mercedes Independent School District Series 2000, 5.625% 8/15/15 (Pre-Refunded to 8/15/10 @ 100) (f)	275,000	289,248
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,246,763
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	1,000,000	1,033,880
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,028,090
Northside Independent School District Series A, 3.78%, tender 6/1/09 (d)	4,000,000	4,003,360
Northwest Texas Independent School District 5% 2/15/15	1,145,000	1,214,238
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	791,843
Pampa Independent School District 5% 8/15/36	1,000,000	1,031,840
Pflugerville Gen. Oblig. 5% 8/1/33 (FGIC Insured)	2,010,000	2,054,863
Prosper Independent School District 5.125% 8/15/30	400,000	415,596
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	200,000	210,196
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	3,120,000	3,152,604
San Antonio Elec. & Gas Sys. Rev.:
Series B, 0% 2/1/10 (Escrowed to Maturity) (f)	5,000,000	4,535,200
5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (f)	3,000,000	3,180,810
San Marcos Consolidated Independent School District 5% 8/1/13	1,090,000	1,149,961
Seminole Independent School District Series A, 5% 2/15/21 (c)	3,200,000	3,350,688
Socorro Independent School District 5.375% 8/15/18	60,000	62,862
South San Antonio Independent School District 5% 8/15/35	1,000,000	1,027,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,029,310
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,683,780
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,663,389
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Muni. Pwr. Agcy. Rev.: - continued
0% 9/1/16 (Escrowed to Maturity) (f)	$ 15,000	$ 10,231
0% 9/1/16 (MBIA Insured)	2,645,000	1,791,247
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,092,900
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,987,144
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,312,036
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,032,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,090,660
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	103,394
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (f)	175,000	187,436
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (f)	1,500,000	572,415
White Settlement Independent School District 5.75% 8/15/34	1,150,000	1,232,789
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,250
Willis Independent School District 5% 2/15/13	1,040,000	1,093,258
		109,942,011
Utah - 0.7%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,199,922
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,289,379
		4,489,301
Vermont - 0.4%
Univ. of Vermont and State Agricultural College 5.5% 10/1/19 (Pre-Refunded to 10/1/12 @ 100) (f)	1,200,000	1,291,812
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	212,096
6.125% 12/1/27 (AMBAC Insured)	300,000	321,318
(Middlebury College Proj. Series 2006 A, 5% 10/31/46	1,000,000	1,029,780
		2,855,006
Municipal Bonds - continued
	Principal Amount	Value
Washington - 2.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (MBIA Insured)	$ 1,200,000	$ 449,556
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,570,000	1,682,679
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,061,640
Series 2006 B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,178,540
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,143,158
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,039,130
5.25% 1/1/26 (FSA Insured)	500,000	518,755
Series B, 5% 7/1/28 (FSA Insured)	1,000,000	1,036,980
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,033,720
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,848,910
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,090,090
5.4% 7/1/12 (FSA Insured)	1,000,000	1,064,120
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,057,910
		17,205,188
Wisconsin - 0.9%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	641,990
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,067,260
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	515,470
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	1,015,360
Series B, 6% 2/15/25	1,000,000	1,050,420
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000,000	$ 1,083,700
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	500,000	552,140
		5,926,340
Wyoming - 0.3%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (f)	1,750,000	1,927,695
TOTAL MUNICIPAL BONDS (Cost $633,511,427)		633,195,626
Money Market Funds - 4.5%
	Shares
Fidelity Tax-Free Cash Central Fund, 3.65% (a)(e) (Cost $29,290,000)	29,290,000	29,290,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $662,801,427)		662,485,626
NET OTHER ASSETS - (3.1)%		(20,099,265)
NET ASSETS - 100%		$ 642,386,361
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,110,979 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 127,353
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.5%
Escrowed/Pre-Refunded	13.3%
Health Care	11.1%
Special Tax	9.9%
Electric Utilities	8.7%
Water & Sewer	6.4%
Others* (individually less than 5%)	10.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $633,511,427)	$ 633,195,626
Fidelity Central Funds (cost $29,290,000)	29,290,000
Total Investments (cost $662,801,427)		$ 662,485,626
Cash		74,919
Receivable for fund shares sold		1,921,503
Interest receivable		7,047,066
Distributions receivable from Fidelity Central Funds		26,615
Prepaid expenses		753
Receivable from investment adviser for expense reductions		110,372
Other receivables		134,052
Total assets		671,800,906

Liabilities
Payable for investments purchased Regular delivery	$ 985,506
Delayed delivery	27,344,748
Payable for fund shares redeemed	158,468
Distributions payable	575,837
Accrued management fee	190,189
Other affiliated payables	133,199
Other payables and accrued expenses	26,598
Total liabilities		29,414,545

Net Assets		$ 642,386,361
Net Assets consist of:
Paid in capital		$ 642,029,767
Distributions in excess of net investment income		(14,315)
Accumulated undistributed net realized gain (loss) on investments		686,710
Net unrealized appreciation (depreciation) on investments		(315,801)
Net Assets, for 60,465,688 shares outstanding		$ 642,386,361
Net Asset Value, offering price and redemption price per share ($642,387,871 ÷ 60,465,688 shares)		$ 10.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Interest		$ 11,978,487
Income from Fidelity Central Funds		127,353
Total income		12,105,840

Expenses
Management fee	$ 1,078,027
Transfer agent fees	188,863
Accounting fees and expenses	71,635
Custodian fees and expenses	4,792
Independent trustees' compensation	886
Registration fees	35,208
Audit	23,284
Legal	1,691
Miscellaneous	4,265
Total expenses before reductions	1,408,651
Expense reductions	(943,893)	464,758
Net investment income		11,641,082
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	688,342
Futures contracts	(20,320)
Total net realized gain (loss)		668,022
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,312,601)
Futures contracts	48,910
Total change in net unrealized appreciation (depreciation)		(6,263,691)
Net gain (loss)		(5,595,669)
Net increase (decrease) in net assets resulting from operations		$ 6,045,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,641,082	$ 17,179,560
Net realized gain (loss)	668,022	799,108
Change in net unrealized appreciation (depreciation)	(6,263,691)	(543,063)
Net increase (decrease) in net assets resulting from operations	6,045,413	17,435,605
Distributions to shareholders from net investment income	(11,642,274)	(17,173,489)
Distributions to shareholders from net realized gain	(201,895)	(1,168,332)
Total distributions	(11,844,169)	(18,341,821)
Share transactions Proceeds from sales of shares	213,054,817	246,991,600
Reinvestment of distributions	8,666,237	13,715,957
Cost of shares redeemed	(104,246,654)	(109,020,511)
Net increase (decrease) in net assets resulting from share transactions	117,474,400	151,687,046
Redemption fees	3,600	7,971
Total increase (decrease) in net assets	111,679,244	150,788,801

Net Assets
Beginning of period	530,707,117	379,918,316
End of period (including distributions in excess of net investment income of $14,315 and distributions in excess of net investment income of $13,123, respectively)	$ 642,386,361	$ 530,707,117
Other Information Shares
Sold	19,902,685	23,035,431
Issued in reinvestment of distributions	809,973	1,280,890
Redeemed	(9,753,766)	(10,215,568)
Net increase (decrease)	10,958,892	14,100,753

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.73	$ 10.89	$ 10.81	$ 10.60	$ 10.24
Income from Investment Operations
Net investment income D	.211	.425	.423	.435	.444	.432
Net realized and unrealized gain (loss)	(.095)	.021	(.122)	.111	.329	.384
Total from investment operations	.116	.446	.301	.546	.773	.816
Distributions from net investment income	(.212)	(.426)	(.424)	(.436)	(.444)	(.434)
Distributions from net realized gain	(.004)	(.030)	(.037)	(.030)	(.120)	(.023)
Total distributions	(.216)	(.456)	(.461)	(.466)	(.564)	(.457)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	.001
Net asset value, end of period	$ 10.62	$ 10.72	$ 10.73	$ 10.89	$ 10.81	$ 10.60
Total Return B, C	1.08%	4.25%	2.83%	5.21%	7.47%	8.13%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.50%	.50%	.51%	.54%	.52%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.18%
Expenses net of all reductions	.16% A	.17%	.17%	.22%	.23%	.14%
Net investment income	3.99% A	3.98%	3.93%	4.06%	4.14%	4.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 642,386	$ 530,707	$ 379,918	$ 264,357	$ 224,439	$ 253,431
Portfolio turnover rate F	16% A	13%	15%	20%	17%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Devonshire Trust) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,373,644
Unrealized depreciation	(5,699,142)
Net unrealized appreciation (depreciation)	$ (325,498)
Cost for federal income tax purposes	$ 662,811,124

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $171,934,972 and $45,449,017, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $329 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $678,982.

Semiannual Report

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $4,792, $188,863 and $71,256, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SFB-USAN-0907
1.789295.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 20, 2007